FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                              Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended:  June 30, 2010

                          Check here if Amendment [X]:

                       This Amendment (Check only one.):

                              [X] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                       Name:     Investor AB

                       Address:  Arsenalsgatan 8C, S-103, 23
                                 Stockholm, Sweden


                        Form 13F File Number: 028-03431
                        -------------------------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:                  Mr. Michael Oporto              Mr. Stephen Campe

Title:                 Attorney-in-Fact                Attorney-in-Fact

Phone:                 (212) 515-9000                  (212) 515-9000

Signature, Place, and Date of Signing

/s/ Michael Oporto          New York, New York          August 26, 2010
------------------          ------------------          ------------------
[Signature]                 [City, State]               [Date]

/s/ Stephen Campe           New York, New York          August 26, 2010
------------------          ------------------          ------------------
[Signature]                 [City, State]               [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

                                 Report Summary



Number of Other Included Managers:                  0
                                                  ---

Form 13F Information Table Entry Total:            26
                                                  ---

Form 13F Information Table Value Total:       $234,419 (thousands)
                                              --------------------

List of Other Included Managers:                 None
                                                 ----

                           FORM 13F INFORMATION TABLE

                                  Investor AB
                                    FORM 13F
                                 June 30, 2010


                            TITLE OF                VALUE     SHARES/    SH/  PUT/  INVSTMT   OTHER              VOTING AUTH
NAME OF ISSUER                CLASS      CUSIP     (x1000)    PRN AMT    PRN  CALL  DSCRETN   MNGRS     SOLE        SHRD      NONE
ACHILLION PHARMACEUTICALS
  INC.                      COM         00448Q201    $3,078    1,399,214  SH         DEFINED           1,399,214
AMERISOURCEBERGEN CORP.     COM         03073E105      $794       25,000  SH         DEFINED              25,000
CISCO SYS INC.              COM         17275R102      $959       45,000  SH         DEFINED              45,000
CITIGROUP INC.              COM         172967101    $3,760    1,000,000  SH         DEFINED           1,000,000
CONSTANT CONTACT INC.       COM         210313102   $11,497      539,000  SH         DEFINED             539,000
CTC MEDIA INC.              COM         12642X106    $3,064      212,200  SH         DEFINED             212,200
DRESSER-RAND GROUP INC.     COM         261608103    $6,328      200,558  SH         DEFINED             200,558
ENSCO PLC                   SPONSORED
                            ADR         29358Q109    $3,142       80,000  SH         DEFINED              80,000
FREEPORT-MCMORAN COPPER
  & CO.                     COM         35671D857    $2,957       50,000  SH         DEFINED              50,000
ISTA PHARMACEUTICALS INC.   COM NEW     45031X204    $4,400    2,009,000  SH         DEFINED           2,009,000
JAZZ PHARMACEUTICALS INC.   COM         472147107    $4,056      518,000  SH         DEFINED             518,000
KENNAMETAL INC.             COM         489170100    $3,815      150,000  SH         DEFINED             150,000
LEAR CORP.                  COM NEW     521865204    $1,324       20,000  SH         DEFINED              20,000
MASTERCARD INC.             CL A        57636Q104    $4,988       25,000  SH         DEFINED              25,000
MEDTRONIC INC.              COM         585055106    $2,757       76,000  SH         DEFINED              76,000
METALS USA HLDGS CORP.      COM         59132A104    $3,132      209,500  SH         DEFINED             209,500
METROPCS COMMUNICATIONS
  INC.                      COM         591708102    $1,638      200,000  SH         DEFINED             200,000
MICROSOFT CORP.             COM         594918104    $4,602      200,000  SH         DEFINED             200,000
MOSAIC CO.                  COM         61945A107    $2,999       75,000  SH         DEFINED              75,000
NASDAQ OMX GROUP INC.       COM         631103108  $148,101    8,329,650  SH         DEFINED           8,329,650
NOBLE CORPORATION BAAR      NAMEN -
                            AKT         H5833N103    $4,018      130,000  SH         DEFINED             130,000
ORACLE CORP.                COM         68389X105    $4,829      225,000  SH         DEFINED             225,000
P T TELEKOMUNIKASI          SPONSORED
  INDONESIA                 ADR         715684106    $1,571       45,901  SH         DEFINED              45,901
STRYKER CORP.               COM         863667101      $726       14,500  SH         DEFINED              14,500
THOMAS WEISEL PARTNERS
  GRP I                     COM         884481102      $221       37,661  SH         SOLE                 37,661
VIMPELCOM LTD.              SPONSORED
                            ADR         92719A106    $5,663      350,000  SH         DEFINED             350,000





--------------------------------------------------------------------------------